Background	12 Months Ended
Dec. 31, 2011
Background/Collaborations and Revenue Recognition [Abstract]
Background

A. Background

We are an international biopharmaceutical company that is focused in the field of regenerative medicine. We have established a portfolio of therapeutic product development programs to address significant unmet medical needs in multiple areas. Our current clinical development programs are focused on treating cardiovascular disease, neurological conditions, inflammatory & immune disorders, and other conditions. Operations consist primarily of research and product development activities in one business segment.